Contents of Significant Accounts - Movement of Loss Allowance (Detail) - Trade receivables [member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Beginning balance	$ 206,084	$ 621,410
Net reversal for the period	(11,593)	(415,326)
Ending balance	$ 194,491	$ 206,084